Transactions with Related Parties (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Related Party Transaction [Line Items]
Management Fee, Payable in 2021	$ 20,912,000
Management Fee, Payable in 2022	21,186,000
Management Fee, Payable in 2023	20,790,000
Management Fee, Payable in 2024	20,790,000
Management Fee, Payable in 2025	20,329,000
Management Fee, Payable from 2026 to 2030	97,175,000
Due from related parties	20,786,000	$ 20,113,000
Due to related parties	4,003,000	7,702,000
Tsakos Columbia Shipmanagement [Member]
Related Party Transaction [Line Items]
Management fees	1,327,000	2,038,000	$ 2,389,000
Due from related parties	20,693,000	20,113,000
Tsakos Energy Management Limited [Member]
Related Party Transaction [Line Items]
Management fees	20,271,000	20,147,000	20,169,000
Management incentive award	1,500,000	500,000	200,000
Special award paid	1,500,000		750,000
Monthly fee for supervisory services, per vessel	20,400	20,400	20,400
Supervisory services expenses	740,000	850,000	245,000
Due from related parties	93,000
Due to related parties	$ 197,000
TCM Tsakos Maritime Philippines [Member] | Tsakos Columbia Shipmanagement S A [Member]
Related Party Transaction [Line Items]
Equity Method Investment, Ownership Percentage	25.00%
Tsakos Shipping And Trading SA [Member]
Related Party Transaction [Line Items]
Management fees	$ 8,060,000	7,405,000	6,580,000
Due to related parties	$ 1,376,000	1,386,000
Commissions On Charter Hire Agreements	1.25%
Payment for the cost of design and supervision services for each newbuilding vessel	$ 200,000
Accrued Liabilities	317,000	350,000
Argosy Insurance Company Limited [Member]
Related Party Transaction [Line Items]
Due to related parties	2,190,000	5,705,000
General Insurance Expense	9,480,000	9,519,000	9,799,000
Accrued Insurance, Current	1,000	18,000
Air Mania Travel [Member]
Related Party Transaction [Line Items]
Due to related parties	437,000	420,000
General Services Costs	4,380,000	5,617,000	5,345,000
Operating Vessels [Member]
Related Party Transaction [Line Items]
Monthly management fees	27,500	27,500	27,500
Third Party Managed Vessels [Member]
Related Party Transaction [Line Items]
Monthly management fees	27,700	27,500	27,500
Vessels chartered in or chartered out on a bare-boat basis [Member]
Related Party Transaction [Line Items]
Monthly management fees	20,400	20,400	20,400
DP2 Shuttle Tankers [Member]
Related Party Transaction [Line Items]
Monthly management fees	35,000.0	35,000.0	35,000.0
LNG Carriers [Member]
Related Party Transaction [Line Items]
Monthly management fees	37,300	$ 36,900	36,900
Panamax Tanker Silia T and Handysize Didimon [Member] | Tsakos Shipping And Trading SA [Member]
Related Party Transaction [Line Items]
Brokerage commission amount	$ 200,000
Brokerage commission	1.00%
VLCC Tanker Millenium [Member] | Tsakos Shipping And Trading SA [Member]
Related Party Transaction [Line Items]
Brokerage commission amount			$ 100,000
Brokerage commission			0.50%
Four Vessels [Member]
Related Party Transaction [Line Items]
Payment for the cost of design and supervision services for newbuildings	$ 1,000,000.0